Segment report (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Segment Report
Financial summary - US$ million

South Africa	Ghana	Peru	Australia
South Deep 1	Tarkwa	Damang	Asanko 2	Total Ghana	Cerro Corona	St Ives	Agnew/ Lawlers	Granny Smith	Total Australia	Gruyere	Corporate and other 3	Group including Asanko	Group excluding Asanko
INCOME STATEMENT
for the year ended 31 December 2018
Revenue	210.1	666.9	229.0	54.9	950.8	351.0	7	464.7	301.1	355.0	1,120.8	—	—	2,632.7	2,577.8
Cost of sales	(320.5)	(477.1)	(224.3)	(52.9)	(754.3)	(236.6)	(332.2)	(236.4)	(212.7)	(781.3)	—	(3.1)	(2,095.9)	(2,043.0)

Cost of sales before gold invetory change and amortisation and depreciation	(262.0)	(298.7)	(143.5)	(41.6)	(483.8)	(160.3)	(200.9)	(159.7)	(166.3)	(526.9)	—	0.6	(1,432.4)	(1,390.8)
Gold inventory change	(9.6)	(10.1)	19.1	4.2	13.2	5.5	14.9	(1.7)	(1.8)	11.4	—	—	20.4	16.2
Amortisation and depreciation	(48.9)	(168.3)	(99.9)	(15.5)	(283.7)	(81.8)	(146.2)	(75.0)	(44.6)	(265.8)	—	(3.7)	(683.9)	(668.4)

Other income/(costs)	(6.3)	(0.9)	8.4	(0.3)	7.2	1.5	4.5	9.1	1.1	14.8	(3.5)	(44.5	) 4	(30.8)	(30.5)
Share-based payments	(4.7)	(6.8)	(2.1)	—	(8.9)	(4.3)	(3.5)	(2.6)	(3.1)	(9.2)	—	(10.4)	(37.5)	(37.5)
Long-term incentive plan	0.1	0.4	—	—	0.4	0.4	(0.2)	—	(0.2)	(0.4)	—	(1.6)	(1.1)	(1.1)
Exploration expense	—	—	(0.4)	—	(0.4)	(1.1)	(18.2)	(8.0)	(11.0)	(37.2)	(0.5)	(65.0)	(104.2)	(104.2)
Restructuring costs	(11.2)	(88.8)	(13.9)	—	(102.7)	—	—	—	—	—	—	—	(113.9)	(113.9)
Silicosis settlement costs	—	—	—	—	—	—	—	—	—	—	—	4.5	4.5	4.5
Impairment and reversal of impairment of investments and assets, net	(246.2)	—	—	—	—	(1.9)	—	—	—	—	—	(272.2)	(520.3)	(520.3)
Profit/(loss) on disposal of assets	1.0	(38.0)	—	—	(38.0)	—	(0.3)	(0.1)	—	(0.4)	—	(14.2)	(51.6)	(51.6)
Investment income	0.9	8.3	—	—	8.3	—	0.4	0.2	0.3	0.9	—	(2.3)	7.8	7.8
Finance expense	(9.6)	(4.3)	(9.8)	—	(14.1)	(5.0)	(2.5)	(1.0)	(1.0)	(4.6)	(0.2)	(54.5)	(88.0)	(88.0)
Gain on acquisition of Asanko	—	—	—	—	—	—	—	—	—	—	—	51.8	51.8	51.8
Royalties	(1.0)	(21.2)	(7.3)	(2.8)	(31.3)	(5.1)	—	5	—	5	—	5	(27.9)	—	—	(65.3)	(62.5)
Mining and income tax	162.7	1.8	12.1	—	13.9	(56.4)	—	5	—	5	—	5	(85.3)	1.2	29.8	65.9	65.9

Current taxation	—	(19.6)	—	—	(19.6)	(52.1)	—	5	—	5	—	5	(89.6)	29.5	(13.9)	(145.7)	(145.7)
Deferred taxation	162.7	21.4	12.1	—	33.5	(4.3)	—	5	—	5	—	5	4.3	(28.3)	43.7	211.6	211.6

(Loss)/profit for the year	(224.7)	40.1	(8.3)	(1.1)	30.9	42.6	—	5	—	5	—	5	190.2	(3.0)	(381.8)	(345.9)	(344.8)

(Loss)/profit attributable to :
- Owners of the parent	(224.7)	36.1	(7.5)	(1.1)	27.5	42.4	—	5	—	5	—	5	190.2	—	5	(381.8)	(349.3)	(348.2)
- Non-controlling interest holders	—	4.0	(0.8)	—	3.2	0.2	—	5	—	5	—	5	—	—	5	—	3.4	3.4

STATEMENT OF FINANCIAL POSITION at 31 December 2018
Total assets (excluding deferred taxation)	807.6	1,530.6	159.2	—	2	1,689.8	707.0	702.4	492.6	306.7	1,501.7	127.2	806.9	5,640.2	5,640.2
Total liabilities (excluding deferred taxation)	1,272.7	116.4	122.7	—	2	239.1	209.9	135.2	66.5	75.1	276.8	101.6	647.8	2,747.9	2,747.9
Net deferred taxation (assets)/liabilities	(189.0)	261.7	(15.2)	—	2	246.5	85.1	—	5	—	5	—	5	71.4	30.5	(59.1)	185.4	185.4

Capital expenditure 6	58.3	156.1	138.5	12.8	307.4	33.2	127.2	72.8	78.8	278.7	134.3	15.1	827.0	814.2

The above is a geograhical analysis presented by location of assets.
The Group’s continuing operations are primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held both inside and outside South Africa. The segment results have been prepared and presented based on management’s reporting format. Gold mining operations are managed and internally reported based on the following geographical areas: in South Africa, South Deep mine, in Ghana, Tarkwa and Damang mines, in Australia, St Ives, Agnew/ Lawlers, Granny Smith and Gruyere Gold project and in Peru, the Cerro Corona mine. Whilst the Gruyere Gold project does not meet the quantitative criteria for disclosure as a separate segment, it is expected to become a significant contributor to the Group’s performance in future years as the project is being developed. The Group also has exploration interests which are included in the “Corporate and other” segment. Refer to accounting policies on segment reporting on page 155.
US dollar figures may not add as they are rounded independently.

1
The income statement and statement of financial position of South Deep is that of the operating mine and does not include any of the adjustments made in respect of the purchase price allocation relating to the acquisition of South Deep (refer note 14). South Deep Gold mine, being an unincorporated joint venture, is not liable for taxation. Taxation included in South Deep is indicative, as tax is provided in the holding companies at a rate of 29%.

2	For the purpose of the review of the segment by the CODM, Asanko is proportionately consolidated in the Ghana segment. Equity Accounted Joint Venture carried at US$85.8 million.
3
“Corporate and other” represents the items to reconcile segment data to consolidated financial statement totals, including the elimination of intercompany transactions and balances as well as the Group’s exploration interests. This does not represent a separate segment as it does not generate revenue. Included in “Corporate and other” is the adjustment made in respect of the purchase price allocation of South Deep.

4
Other costs “Corporate and other” comprise share of loss of equity accounted investees, net of taxation of US$13.1 million and the balance of US$31.4 million consists mainly of corporate related costs.

5	The Australian operations are entitled to transfer and off-set profits and losses from one company to another, therefore it is not meaningful to split the royalties, income or deferred taxation.
6	Capital expenditure for the year ended 31 December 2018.
7	Includes revenue from the sale of copper amounting to US$169.2 million.

Financial summary - US$ million

South Africa	Ghana	Peru	Australia
South Deep 1	Tarkwa	Damang	Asanko 2	Total Ghana	Cerro Corona	St Ives	Agnew	Granny Smith	Gruyere	Total Australia	Corporate and other 3	Group including Asanko	Group excluding Asanko
INCOME STATEMENT
for the year ended 31 December 2019
Revenue	314.8	720.4	288.3	153.3	1,162.0	399.0	7	505.0	304.6	383.8	51.2	1,244.6	—	3,120.4	2,967.1
Cost of sales	(275.1)	(497.2)	(195.5)	(133.4)	(826.1)	(255.0)	(333.8)	(224.9)	(212.7)	(28.2)	(799.7)	(10.9)	(2,166.9)	(2,033.5)

Cost of sales before gold invetory change and amortisation and depreciation	(245.9)	(329.8)	(150.4)	(88.7)	(568.9)	(168.4)	(231.3)	(164.6)	(157.0)	(19.1)	(572.1)	0.1	(1,555.2)	(1,466.5)
Gold inventory change	3.7	14.4	8.8	(1.7)	21.5	6.0	2.5	2.6	(0.3)	5.4	10.2	—	41.3	43.0
Amortisation and depreciation	(32.9)	(181.8)	(53.9)	(43.0)	(278.7)	(92.6)	(105.0)	(62.9)	(55.4)	(14.5)	(237.8)	(11.0)	(653.0)	(610.0)

Other costs	(3.0)	(12.8)	(14.3)	(8.0)	(35.1)	(4.7)	(5.4)	(0.4)	(7.9)	(0.4)	(14.1)	(20.8	) 4	(77.7)	(69.7)
Investment income	1.0	10.1	—	—	10.1	—	0.4	0.3	0.3	—	1.0	(4.8)	7.3	7.3
Finance expense	(6.6)	(12.9)	(14.3)	—	(27.2)	(7.0)	(2.7)	(2.1)	(2.7)	(3.2)	(10.7)	(50.7)	(102.2)	(102.2)
Loss on financial instruments	(25.8)	(23.8)	(11.3)	—	(35.1)	—	(49.3)	(28.7)	(39.3)	(8.5)	(125.8)	(51.3)	(238.0)	(238.0)
Share-based payments	0.8	(3.4)	(1.8)	—	(5.2)	(1.1)	(1.7)	(1.2)	(1.3)	(0.3)	(4.5)	(10.5)	(20.5)	(20.5)
Long-term incentive plan	(1.0)	(0.7)	(0.3)	—	(1.0)	(0.4)	(0.5)	(0.4)	(0.4)	(0.1)	(1.4)	(5.3)	(9.1)	(9.1)
Exploration expense	—	—	—	—	—	(4.4)	(10.0)	(2.8)	(17.0)	(0.2)	(30.0)	(50.0)	(84.4)	(84.4)
Profit on disposal of Maverix Metals Incorporated	—	—	—	—	—	—	—	—	—	—	—	14.6	14.6	14.6
Restructuring costs	(0.3)	(0.3)	—	—	(0.3)	—	—	—	—	—	—	—	(0.6)	(0.6)
Silicosis settlement costs	—	—	—	—	—	—	—	—	—	—	—	1.6	1.6	1.6
Impairment and reversal of impairment of investments and assets, net	—	—	—	—	—	(0.2)	—	—	—	—	—	(9.6)	(9.8)	(9.8)
Profit/(loss) on disposal of assets	0.7	0.2	0.1	—	0.3	—	(0.4)	0.3	0.3	—	0.2	—	1.2	1.2
Royalties	(1.6)	(25.8)	(10.3)	(7.7)	(43.8)	(5.5)	—	5	—	5	—	5	—	5	(30.5)	—	(81.4)	(73.7)
Mining and income tax	3.4	(52.4)	(15.1)	0.2	(67.3)	(37.6)	—	5	—	5	—	5	—	5	(69.9)	(4.0)	(175.4)	(175.6)

Current taxation	—	(72.5)	—	—	(72.5)	(56.3)	—	5	—	5	—	5	—	5	(55.7)	(6.1)	(190.6)	(190.6)
Deferred taxation	3.4	20.1	(15.1)	0.2	5.2	18.7	—	5	—	5	—	5	—	5	(14.2)	2.1	15.2	15.0

Profit/(loss) for the year	7.2	101.3	25.5	4.3	131.1	83.1	—	5	—	5	—	5	—	5	159.3	(201.7)	179.1	174.7

Profit/(loss) attributable to:
- Owners of the parent	7.2	91.2	22.9	4.3	118.4	82.7	—	5	—	5	—	5	—	5	159.3	(201.7)	166.0	161.6
- Non-controlling interest holders	—	10.1	2.6	—	12.7	0.4	—	5	—	5	—	5	—	5	—	—	13.1	13.1

STATEMENT OF FINANCIAL POSITION at 31 December 2019
Total assets (excluding deferred taxation)	875.0	1,773.8	440.5	—	2	2,214.3	744.4	792.7	567.0	419.2	650.4	2,429.3	32.8	6,295.8	6,295.8
Total liabilities (excluding deferred taxation)	1,357.9	276.9	361.6	—	2	638.5	232.1	160.1	114.9	122.0	600.8	997.8	(7.3)	3,219.0	3,219.0
Net deferred taxation (assets)/liabilities	(201.0)	241.6	(0.1)	—	2	241.5	66.4	—	5	—	5	—	5	—	5	114.7	(53.4)	168.1	168.1

Capital expenditure 6	33.1	125.5	76.3	26.8	228.6	56.1	98.3	76.1	72.2	72.1	318.7	2.8	639.3	612.5

The above is a geograhical analysis presented by location of assets.
The Group’s operations are primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held both inside and outside South Africa. The segment results have been prepared and presented based on management’s reporting format. Gold mining operations are managed and internally reported based on the following geographical areas: in South Africa, South Deep mine, in Ghana, Tarkwa, Damang and Asanko mines, in Australia, St Ives, Agnew, Granny Smith and Gruyere and in Peru, the Cerro Corona mine. The Group also has exploration interests which are included in the “Corporate and other” segment. Refer to accounting policies on segment reporting on page 155.
Figures may not add as they are rounded independently.

1
The income statement and statement of financial position of South Deep is that of the operating mine and does not include any of the adjustments made in respect of the purchase price allocation relating to the acquisition of South Deep. South Deep Gold mine, being an unincorporated joint venture, is not liable for taxation. Taxation included in South Deep is indicative, as tax is provided in the holding companies at a rate of 29%.

2	For the purpose of the review of the segment by the CODM, Asanko’s income statement is proportionately consolidated in the Ghana segment. Equity Accounted Joint Venture carried at US$89.9 million.
3
“Corporate and other” represents the items to reconcile segment data to consolidated financial statement totals, including the elimination of intercompany transactions and balances as well as the Group’s exploration interests. This does not represent a separate segment as it does not generate revenue. Included in “Corporate and other” is the adjustment made in respect of the purchase price allocation of South Deep.

4
Other costs “Corporate and other” comprise share of profit of equity accounted investees, net of taxation of US$3.1 million, loss on buy-back
of US$1 billion notes of US$5.0 million and the balance of US$18.9 million consists mainly of corporate related costs.

5	The Australian operations are entitled to transfer and off-set profits and losses from one company to another, therefore it is not meaningful to split the royalties, income or deferred taxation.
6	Capital expenditure for the year ended 31 December 2019.
7	Includes revenue from the sale of copper amounting to US$165.1 million.

Financial summary - US$ million

South Africa	Ghana	Peru	Australia
South Deep 1	Tarkwa	Damang	Asanko 2	Total Ghana	Cerro Corona	St Ives	Agnew	Granny Smith	Gruyere	Total Australia	Corporate and other 3	Group including Asanko proportionately consolidated	Group including Asanko equity accounted
INCOME STATEMENT
for the year ended 31 December 2020
Revenue	400.1	927.7	400.8	188.2	1516.7	368.8	7	691.4	411.5	466.4	225.4	1,794.7	—	4,080.3	3,892.1
Cost of sales	(258.1)	(465.1)	(247.5)	(117.0)	(829.6)	(232.0)	(347.5)	(228.3)	(228.3)	(131.6)	(935.9)	(11.9)	(2,267.4)	(2,150.4)

Cost of sales before gold invetory change and amortisation and depreciation	(227.2)	(294.5)	(233.1)	(107.1)	(634.7)	(158.3)	(240.7)	(157.3)	(170.2)	(73.4)	(641.6)	0.1	(1,661.7)	(1,554.6)
Gold inventory change	(1.8)	(2.4)	61.2	13.0	71.8	3.9	6.6	(5.4)	3.1	0.3	4.5	—	78.5	65.5
Amortisation and depreciation	(29.1)	(168.2)	(75.6)	(22.9)	(266.7)	(77.6)	(113.4)	(65.6)	(61.2)	(58.5)	(298.8)	(12.0)	(684.2)	(661.3)

Other costs	(1.5)	(1.7)	(2.7)	(2.3)	(6.7)	(4.8)	(3.3)	(1.7)	(2.6)	(0.1)	(7.8)	13.0	4	(67.2)	(5.5)
Investment income	1.7	9.6	0.8	—	10.4	—	0.2	0.1	0.1	—	0.4	(3.8)	8.7	8.7
Finance expense	(2.0)	(14.7)	(11.7)	—	(26.4)	(5.6)	(1.7)	(5.1)	(2.4)	(10.0)	(19.2)	(73.5)	(126.7)	(126.7)
Loss on financial instruments	(84.7)	(67.2)	(26.7)	—	(93.9)	(14.0)	(80.1)	(48.0)	(51.6)	(25.4)	(205.1)	158.8	(238.9)	(238.9)
Share-based payments	0.6	(2.9)	—	—	(2.9)	(1.5)	(0.8)	(0.6)	(0.8)	(0.6)	(2.8)	(7.9)	(14.5)	(14.5)
Long-term incentive plan	(5.0)	(8.1)	(3.1)	—	(11.2)	(5.3)	(6.0)	(4.1)	(4.6)	(1.5)	(16.2)	(13.6)	(51.3)	(51.3)
Exploration expense	—	—	—	—	—	(1.4)	(7.5)	(2.0)	(6.2)	(1.2)	(16.9)	(31.4)	(49.7)	(49.7)
Restructuring costs	—	(1.2)	—	—	(1.2)	—	(0.8)	—	—	—	(0.8)	—	(2.0)	(2.0)
Tarkwa ECL	—	(29.0)	—	—	(29.0)	—	—	—	—	—	—	—	(29.0)	(29.0)
Silicosis settlement costs	—	—	—	—	—	—	—	—	—	—	—	(0.3)	(0.3)	(0.3)
Impairment and reversal of impairment of investments and assets, net	—	—	(9.8)	—	(9.8)	(1.9)	—	—	—	—	—	62.3	50.6	50.6
Profit/(loss) on disposal of assets	0.1	—	—	—	—	—	—	0.2	(0.5)	—	(0.3)	—	(0.2)	(0.2)
Royalties	(2.0)	(37.1)	(16.0)	(9.4)	(62.5)	(5.6)	—	5	—	5	—	5	—	5	(44.3)	—	(114.4)	(105.0)
Mining and income tax	(13.9)	(136.8)	(38.9)	—	(175.7)	(42.8)	—	5	—	5	—	5	—	5	(164.7)	(35.4)	(432.5)	(432.5)

Current taxation	—	(129.6)	—	—	(129.6)	(52.2)	—	5	—	5	—	5	—	5	(166.0)	(18.7)	(366.5)	(366.5)
Deferred taxation	(13.9)	(7.2)	(38.9)	—	(46.1)	9.4	—	5	—	5	—	5	—	5	1.3	(16.7)	(66.0)	(66.0)

Profit for the year	35.3	173.5	45.2	59.4	278.1	53.9	—	5	—	5	—	5	—	5	381.2	56.3	745.4	745.4

Profit attributable to:
- Owners of the parent	35.0	156.2	40.7	59.4	256.3	53.6	—	5	—	5	—	5	—	5	381.2	56.3	723.0	723.0
- Non-controlling interest holders	0.3	17.3	4.5	—	21.8	0.3	—	5	—	5	—	5	—	5	—	—	22.4	22.4

STATEMENT OF FINANCIAL POSITION at 31 December 2020
Total assets (excluding deferred taxation)	881.2	2,035.1	534.0	—	2	2,569.1	771.8	802.5	755.4	367.6	682.7	2,608.2	402.5	7,232.8	7,232.8
Total liabilities (excluding deferred taxation)	1,287.2	359.7	375.6	—	2	735.3	318.1	171.9	173.4	222.4	583.5	1,151.2	(347.0)	3,144.7	3,144.7
Net deferred taxation (assets)/liabilities	(176.0)	248.9	38.8	—	2	287.7	57.0	—	5	—	5	—	5	—	5	124.1	(32.8)	259.9	259.9

Capital expenditure 6	49.1	147.2	19.9	31.2	198.3	49.9	73.5	51.9	66.4	28.0	219.8	97.8	614.9	583.7

The above is a geograhical analysis presented by location of assets.
The Group’s operations are primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held both inside and outside South Africa. The segment results have been prepared and presented based on management’s reporting format. Gold mining operations are managed and internally reported based on the following geographical areas: in South Africa, South Deep mine, in Ghana, Tarkwa, Damang and Asanko mines, in Australia, St Ives, Agnew, Granny Smith and Gruyere and in Peru, the Cerro Corona mine. The Group also has exploration interests which are included in the “Corporate and other” segment. Refer to accounting policies on segment reporting on page 155.
Figures may not add as they are rounded independently.

1
The income statement and statement of financial position of South Deep is that of the operating mine and does not include any of the adjustments made in respect of the purchase price allocation relating to the acquisition of South Deep. South Deep Gold mine, being an unincorporated joint venture, is not liable for taxation. Taxation included in South Deep is indicative, as tax is provided in the holding companies at a rate of 29%.

2	For the purpose of the review of the segment by the CODM, Asanko’s income statement is proportionately consolidated in the Ghana segment. Equity Accounted Joint Venture carried at US$88.9 million.
3
“Corporate and other” represents the items to reconcile segment data to consolidated financial statement totals, including the elimination of intercompany transactions and balances as well as the Group’s exploration interests. This does not represent a separate segment as it does not generate revenue. Included in “Corporate and other” is the adjustment made in respect of the purchase price allocation of South Deep.

4
Other costs “Corporate and other” comprise share of losses of equity accounted investees, net of taxation of US$2.6 million (which include the impairment of mining assets at Asanko Gold Mine of US$49.5 million), Salares VAT income of
US$23.9 million (refer note 8 for details), offset by US$8.3 million expenses which consists mainly of corporate related costs.

5	The Australian operations are entitled to transfer and off-set profits and losses from one company to another, therefore it is not meaningful to split the royalties, income or deferred taxation.
6	Capital expenditure for the year ended 31 December 2020.
7	Includes revenue from the sale of copper amounting to US$144.1 million.